Net Income (Loss) Per Share (Details) - Schedule of basic and diluted earnings (loss) per share attributable to common stockholders - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss (income)		$ (2,769)	$ 5,406	$ (36,315)	$ 4,067	$ 4,345	$ (41,650)
Earnings attributable to Old Clarus participating warrants	[1]	0	(10)	0	(8)
Gain on extinguishment of convertible notes	[2]	412	0	412	0
Net (loss) income attributable to common stockholders, basic		(2,357)	5,396	(35,903)	(4,059)
Effect of convertible notes	[3]	0	(19,139)	0	(48,338)
Net loss attributable to common stockholders, diluted		$ (2,357)	$ (13,743)	$ (35,903)	$ (44,279)
Weighted-average common shares attributable to common stockholders, basic		9,153,848	4,901,564	6,318,992	4,901,564
Effect of convertible notes	[4]	0	16,927,006	0	16,927,006
Weighted average number of common shares - diluted		9,153,848	21,828,570	6,318,992	21,828,570
Net loss per common share attributable to common stockholders, basic		$ (0.26)	$ 1.10	$ (5.68)	$ 0.83
Effect of convertible notes		0	(1.73)	0	(2.86)
Net loss per common share attributable to common stockholders, diluted		$ (0.26)	$ (0.63)	$ (5.68)	$ (2.03)

[1]	The loss attributable to Old Clarus participating warrants relates to the total earnings attributable to the 9,246 Old Clarus participating warrants using the two-class method.
[2]	The gain on extinguishment of convertible notes relates to the difference between the carrying value of the convertible notes upon conversion to shares and the fair value of the shares exchanged which requires adjustment to the numerator when calculating basic EPS.
[3]	The effect of the convertible notes on the numerator for the three and nine months ended September 30, 2020 relates to the impact that the convertible notes had on net income during the period, and are removed from net income when calculating net income (loss) attributable to common stockholders diluted using the if-converted method.
[4]	The effect of convertible notes on the denominator for the three and nine months ended September 30, 2020 was calculated based on the carrying value of the convertible notes balance at September 30, 2020, converted at the series D price of $4.50 per share and are added back to the denominator when calculating diluted EPS using the if-converted method.